Finance Receivables - Summary of Changes in Allowance for Credit Losses in Finance Receivables (Detail) - Finance receivables [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of financial assets [line items]
Balance at the beginning	$ 110.1	₨ 8,330.5	₨ 11,717.9	₨ 35,975.1
Effect of IFRS 9 transition			177.8
Allowances made during the year	87.3	6,602.1	3,202.4	255.2
Written off	(111.3)	(8,418.9)	(6,767.6)	(24,512.4)
Balance at the end	$ 86.1	₨ 6,513.7	₨ 8,330.5	₨ 11,717.9